Income Taxes - Schedule of Reconciliation of Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Income Taxes [Abstract]
Earnings before income taxes	$ 20,688	$ 35,970
Combined Canadian federal and provincial income tax rates	26.00%	26.00%
Expected income tax expense	$ 5,379	$ 9,352
Items that cause an increase (decrease):
Effect of different tax rates in foreign jurisdiction	748	1,605
Non-deductible expenses and Mexico inflation adjustments	(199)	1,480
Foreign exchange	(1,925)	(1,114)
Utilization of previously unrecognized tax losses		(8,278)
Mexican special mining duty	1,105	971
Withholding taxes	424	470
Change in unrecognized deferred income tax assets	2,243	(1,266)
Other	1,015	1,012
Income tax expense	$ 8,790	$ 4,232